SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
2006 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2006 Share Incentive Plan for the year ended December 31, 2020, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2020	2,151,432	$1.72
Exercised	(267,141)	1.49

Outstanding as of December 31, 2020	1,884,291	$1.75	0.22	$8,347

Fully vested and exercisable as of December 31, 2020	1,884,291	$1.75	0.22	$8,347

The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2020	2019	2018
Proceeds from the exercise of share options	$397	$44	$1,195

Intrinsic value of share options exercised	$747	$920	$37,239

2011 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2020, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2020	19,776,978	$7.01
Granted	12,159,207	4.13
Exercised	(122,040)	5.44
Forfeited or expired	(2,967,918)	5.82

Outstanding as of December 31, 2020	28,846,227	$5.93	7.25	$28,312

Fully vested and expected to vest as of December 31, 2020	28,846,227	$5.93	7.25	$28,312

Exercisable as of December 31, 2020	13,002,909	$6.21	5.38	$6,999

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2020	2019	2018
Weighted average grant date fair value	$1.21	$2.59	$3.09

Proceeds from the exercise of share options	$664	$2,798	$3,823

Intrinsic value of share options exercised	$129	$1,201	$3,744

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions as follows:

	Year Ended December 31,
	2020	2019	2018
Expected dividend yield	3.10%	2.75%	2.04%
Expected stock price volatility	43.50%	41.81%	40.17%
Risk-free interest rate	0.43%	2.34%	2.62%
Expected term (years)	5.6	5.6	5.56

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2020, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	7,105,176	$7.94
Granted	9,497,823	4.17
Vested	(2,822,235)	7.20
Forfeited	(424,134)	6.62

Unvested as of December 31, 2020	13,356,630	$5.46

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2020	2019	2018
Weighted average grant date fair value	$4.17	$8.14	$9.50

Grant date fair value of restricted shares vested	$20,317	$8,825	$13,952

MRP Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the MRP Share Incentive Plan for the year ended December 31, 2020, is presented as follows:

	Number of share Options	Weighted Average Remaining Contractual Term
Cash-settled
Outstanding as of January 1, 2020	7,383,408
Vested	(6,357,751)

Outstanding as of December 31, 2020	1,025,657	7.25

The following information is provided for share options under the MRP Share Incentive Plan:

	Year Ended December 31,
	2020	2019	2018
Weighted average grant date fair value	$—	$—	$0.07

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair value of share options granted under the MRP Share Incentive Plan was estimated on the date of grant using the following weighted average assumptions as follows:

Year Ended December 31, 2018
Expected dividend yield	—
Expected stock price volatility	45.00%
Risk-free interest rate	5.69%
Expected term (years)	5.6

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the MRP Share Incentive Plan for the year ended December 31, 2020, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Cash-settled
Unvested as of January 1, 2020	8,235,686	$0.16
Vested	(5,922,184)	0.17

Unvested as of December 31, 2020	2,313,502	$0.15

The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2020	2019	2018
Weighted average grant date fair value	$—	$—	$0.14

Grant date fair value of restricted shares vested	$1,030	$2,026	$1,747

Melco International Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the Melco International Share Incentive Plan for the year ended December 31, 2020, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2020	14,200,000	$2.43

Outstanding as of December 31, 2020	14,200,000	$2.45	8.69	$—

Fully vested and expected to vest as of December 31, 2020	14,200,000	$2.45	8.69	$—

Exercisable as of December 31, 2020	4,734,000	$2.45	8.69	$—

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair value of share options granted under the Melco International Share Incentive Plan was estimated on the date of grant using the following weighted average assumptions as follows:

Year Ended December 31, 2019
Expected dividend yield	0.40%
Expected stock price volatility	43.33%
Risk-free interest rate	1.17%
Expected term (years)	4.9

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the Melco International Share Incentive Plan for the year ended December 31, 2020, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	4,879,000	$2.43
Vested	(1,627,000)	2.45

Unvested as of December 31, 2020	3,252,000	$2.45

Impact of Share Options and Restricted Shares
The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2020	2019	2018
Share-based compensation expenses:
2011 Share Incentive Plan	$49,579	$28,466	$25,284
MRP Share Incentive Plan	671	1,113	(141)
Melco International Share Incentive Plan	7,021	2,218	—

Total share-based compensation expenses	57,271	31,797	25,143
Less: Share-based compensation expenses capitalized in property and equipment	(2,879)	—	—

Share-based compensation expenses recognized in general and administrative expenses	$54,392	$31,797	$25,143

MRP SIP Retirement Arrangement {Member]
Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of the outstanding share options under the MRP SIP Retirement Arrangements at modification date were estimated using the following weighted average assumptions as follows:

Expected dividend yield	—
Expected stock price volatility	45.00%
Risk-free interest rate	5.81%
Expected term (years)	5.7